As filed with the Securities and Exchange Commission on December 31, 1997.

                                                                File No. 33-4163
                                                               File No. 811-4620



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  ___________

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933  __

                       POST-EFFECTIVE AMENDMENT NO. 26  x

                                      and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940  __

                              AMENDMENT NO.      x

                                  ___________

                                CRESTFUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)

                                32 South Street
                           Baltimore, Maryland  21210
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 273-7827

                       Todd B. Cipperman, Vice President
                          c/o SEI Investments Company
                           Oaks, Pennsylvania  19456
                    (Name and Address of Agent for Service)

                                    Copy to:

                            David M. Carter, Esquire
                               Hunton & Williams
                          Riverfront Plaza, East Tower
                              951 East Byrd Street
                         Richmond, Virginia  23219-4074

It is proposed that this filing will become effective (check appropriate box)

x immediately upon filing pursuant to paragraph (b)
__  on [date] pursuant to paragraph (b)
__  60 days after filing pursuant to paragraph (a)(1)
__  on [date] pursuant to paragraph (a)(1)
__  75 days after filing pursuant to paragraph (a)(2)
__  on [date] pursuant to (a)(2) of Rule 485

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of shares of common stock. Registrant's Rule 24f-2 Notice for fiscal year ended November 30, 1996 was filed on January 29, 1997.

CRESTFUNDS, INC.
CROSS REFERENCE SHEET
POST-EFFECTIVE AMENDMENT NO. 26




N-1A ITEM NO.                               LOCATION


PART A

Item 1.  Cover Page                 Cover Page
Item 2.  Synopsis                   Summary of Portfolio Expenses
Item 3.  Condensed Financial
         Information                        *
Item 4.  General Description of
         Registrant                 Description of Common Stock;
                                    Investment Objectives and
                                    Policies; General Investment
                                    Policies of the Portfolios;
                                    Investment Limitations of the
                                    Portfolios; Description of
                                    Permitted Investments and
                                    Risk Factors
Item 5.  Management of the Company  Description of Common Stock;
                                    Portfolio Transactions;
                                    Banking Law Matters; Advisory
                                    and Related Agreements; Other
                                    Expense Information
Item 5A. Management's Discussion
         of Fund Performance                   *
Item 6.  Capital Stock and Other     Description of
         Securities                  Common Stock; How to
                                     Purchase, Exchange and
                                     Redeem Shares; Dividends
                                     and Tax Matters
Item 7.  Purchase of Securities      Advisory and
         Being Offered               Related Agreements; Pricing
                                     of Shares and Valuation;
                                     How to Purchase, Exchange
                                     and Redeem Shares
Item 8.  Redemption or Repurchase    How to Purchase, Exchange
                                     and Redeem Shares
Item 9.  Pending Legal Proceedings            *
PART B
Item 10. Cover Page                  Cover Page
Item 11. Table of Contents           Cover Page
Item 12. General Information and              *
         History
Item 13. Investment Objectives and   Investment Policies and
         Policies                    Limitations of the
                                     Portfolios; Investment
                                     Practices of the Underlying
                                     CrestFunds; Portfolio
                                     Transactions
Item 14. Management of the           Directors and Officers and
         Registrant                  Affiliated Persons
Item 15. Control Persons and                  *
         Principal Holders
Item 16. Investment Advisory and     Directors and Officers and
         Other Services              Affiliated Persons; The
                                     Adviser; Administrator and
                                     Distributor; Transfer Agent;
                                     Custodian; Auditor
Item 17. Brokerage Allocation        Portfolio Transactions
Item 18. Capital Stock and Other     Additional Description
         Securities                  of Common Stock
Item 19. Purchase, Redemption, and   Valuation of Portfolio
         Pricing of Securities       Securities; Additional
         Being Offered               Information Regarding
                                     Pricing and Redemptions
Item 20. Tax Status                  Distributions and Taxes; Tax
                                     Status of the Portfolios
Item 21. Underwriters                Additional Description of
                                     Common Stock; Administrator
                                     and Distributor
Item 22. Calculation of Yield        Portfolio Performance
         Quotations
Item 23. Financial Statements        Financial Statements

___________

*  Not Applicable

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration
Statement.

The Prospectus and Statement of Additional Information for the Maximum Growth Portfolio, the Growth and Income Portfolio, and the Balanced Portfolio, included as part of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A (File No. 33-4163), filed with the Securities and Exchange Commission on April 14, 1997.

                                CrestFunds, Inc.

                   Supplement dated December 31, 1997 to the
                         Prospectus dated June 28, 1997


The Prospectus dated June 28, 1997 as it relates to the Maximum Growth Portfolio, the Growth and Income Portfolio and the Balanced Portfolio is hereby amended and supplemented by the addition of the following unaudited financial information for the period ending October 31, 1997:

                             Maximum        Growth and
                              Growth         Income        Balanced
                            Portfolio(1)   Portfolio(1)   Portfolio(1)

Selected Per-Share Data
Net asset value, beginning
  of period                  $10.00           $10.00        $10.00
Income from investment
  operations:
  Net investment income       0.026            0.075         0.094

 Net realized and
   unrealized gain/(loss)
   on investments             0.533            0.443         0.406
Distributions:
  Net investment income      (0.025)          (0.069)       (0.087)
Net asset value, end of
  period                     $10.53           $10.45        $10.41
Total Return                   5.55%            5.19%         4.97%
Ratios and Supplemental
  Data
Net assets, end of
  period (thousands)        $12,749          $21,022       $89,045
Ratio of expenses to
  average net assets           0.25%*           0.25%*        0.25%*
Ratio of expenses to
  average net assets
  excluding fee waivers        0.74%*           0.59%*        0.42%*
Ratio of net investment
  income to average net
  assets                       0.75%*           2.14%*        2.71%*
Ratio of net investment
  income to average net
  assets excluding fee
  waivers                      0.26%*           1.80%*        2.54%*
Portfolio turnover rate       16.30%           11.01%        26.24%

____________________

(1) Commercial operations July 1, 1997
*Annualized

                                CrestFunds, Inc.

                   Supplement dated December 31, 1997 to the
            Statement of Additional Information dated June 28, 1997



The Statement of Additional Information dated June 28, 1997 as it relates to the Maximum Growth Portfolio, the Growth and Income Portfolio and the Balanced Portfolio is hereby amended and supplemented by the addition of the following unaudited financial information for the period ending October 31, 1997:

Statement of Net Assets
October 31, 1997
Maximum Growth
                                    Shares/
                                     Face             Market
                                    Amount            Value
                                    (000)             (000)

Equity Funds (86.0%)
CrestFunds Capital Appreciation
  Fund.........................     245,932        $  3,819
CrestFunds Special Equity Fund.     160,224           2,714
CrestFunds Value Fund..........     275,487           4,435

     Total Equity Funds
     (Cost $10,359)............                      10,968

Fixed Income Funds (0.0%)
CrestFunds Government Bond
 Fund..........................          20        $      -
CrestFunds Intermediate Bond
 Fund..........................          21               -
CrestFunds Limited Term Bond
 Fund..........................          19               -
Total Fixed Income Funds
     (Cost $1).................                           1

Money Market Funds (14.0%)
CrestFunds Cash Reserve
 Fund..........................       1,780        $  1,780
Total Money Market Funds
     (Cost $1,780).............                       1,780
Total Investments (100.0%)
     (Cost $12,140)............                      12,749

Other Assets and Liabilities,
 Net: (0.0%)                                              -

Net Assets:
Portfolio Shares of Institutional
 Class (unlimited authorization
 no par value) based on
 1,210,268 outstanding shares of
 beneficial interest                                 12,137
Undistributed net investment income                       2
Accumulated net realized gain on
 investments                                              1
Net unrealized appreciation on
 investments                                            609
Total Net Assets:
     (100.0%)..................                      12,749

Net Asset Value, Offering and
 Redemption Price Per Share -
 Institutional Class                                $ 10.53

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Net Assets
October 31, 1997
Growth and Income

                                    Shares/
                                     Face             Market
                                    Amount            Value
                                    (000)             (000)

Equity Funds (61.7%)
CrestFunds Capital Appreciation
  Fund.........................     286,162        $  4,444
CrestFunds Special Equity Fund.     210,022           3,558
CrestFunds Value Fund..........     343,356           5,528

     Total Equity Funds
     (Cost $12,757)............                      13,530

Fixed Income Funds (29.5%)
CrestFunds Government Bond
 Fund..........................     208,363        $  2,165
CrestFunds Intermediate Bond
 Fund..........................     216,526           2,163
CrestFunds Limited Term Bond
 Fund..........................     215,070           2,140
Total Fixed Income Funds
     (Cost $6,350).............                       6,468

Money Market Funds (8.6%)
CrestFunds Cash Reserve
 Fund..........................       1,887        $  1,887
Total Money Market Funds
     (Cost $1,887).............                       1,887
Total Investments (99.8%)
     (Cost $20,994)............                      21,885

Other Assets and Liabilities,
 Net: (0.2%)                                             37

Net Assets:
Portfolio Shares of Institutional
 Class (unlimited authorization
 no par value) based on
 2.098,023 outstanding shares of
 beneficial interest                                 21,017
Undistributed net investment income                      12
Accumulated net realized gain on
 investments                                              3
Net unrealized appreciation on
 investments                                            890
Total Net Assets:
     (100.0%)..................                      21,922

Net Asset Value, Offering and
 Redemption Price Per Share -
 Institutional Class                                $ 10.45

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Net Assets
October 31, 1997
Balanced Fund
                                    Shares/
                                     Face             Market
                                    Amount            Value
                                    (000)             (000)

Equity Funds (51.4%)
CrestFunds Capital Appreciation
  Fund.........................     869,353        $ 13,501
CrestFunds Special Equity Fund.     851,087          14,417
CrestFunds Value Fund..........   1,108,617          17,849

     Total Equity Funds
     (Cost $42,963)............                      45,767

Fixed Income Funds (39.0%)
CrestFunds Government Bond
 Fund..........................     840,981        $  8,738
CrestFunds Intermediate Bond
 Fund..........................   1,743,851          17,421
CrestFunds Limited Term Bond
 Fund..........................     863,702           8,594
Total Fixed Income Funds
     (Cost $34,074)............                      34,753

Money Market Funds (9.4%)
CrestFunds Cash Reserve
 Fund..........................       8,335        $  8,335
Total Money Market Funds
     (Cost $8,335).............                       8,335
Total Investments (99.8%)
     (Cost $85,372)............                      88,855

Other Assets and Liabilities,
 Net: (0.2%)                                            190

Net Assets:
Portfolio Shares of Institutional
 Class (unlimited authorization
 no par value) based on
 8,551,306 outstanding shares of
 beneficial interest                                 85,466
Undistributed net investment income                      62
Accumulated net realized gain on
 investments                                             34
Net unrealized appreciation on
 investments                                          3,483
Total Net Assets:
     (100.0%)..................                      89,045

Net Asset Value, Offering and
 Redemption Price Per Share -
 Institutional Class                                $ 10.41

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations                         CrestFunds, Inc.

For the Period Ended October 31, 1997                  Unaudited

                                       (In Thousands)
                              Maximum     Growth &  Balanced
                            Growth Fund Income Fund   Fund

Interest Income:               $ 10      $   12      $   41

Dividend Income:                 32         159         840

Expenses :
  Investment Advisory fees       10          18          75
Waiver of Investment Advisory
   Fees                          (7)        (11)        (39)
Administrative Fees              14          14          14
Waiver of Administrative fees   (14)        (14)        (14)
Custodian/Tranfer Agent Fees      3           5          22
Professional Fees                 1           1           3
Directors Fees                    -           -           1
Registration & Filing fees        1           2          10
Insurance Expense                 -           -           -
Distribution Fees-Trust Class     -           -           -
Waiver of Distribution Fees-
    Trust Class                   -           -           -
Printing Fees                     -           -           -
Miscellaneous Fees                2           2           2
Total Expenses                   10          17          74

Net Investment Income            32         154         807

Net Realized Gain(Loss)
  on Investments                  1           3          34

Change in Net Unrealized
  Appreciation(Depreciation)
   of Investments               609         890       3,483

Change in Net Realized and
  Unrealized Gain(Loss) on
   Investments                  610         893       3,517

Increase in Net Assets
  Resulting From Operations     642       1,047       4,324


Amounts designated as "-" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets              CrestFunds, Inc.

For the Four Month Period Ended October 31, 1997     (Unaudited)


                                       (In Thousands)
                              Maximum       Growth &    Balanced
                            Growth Fund   Income Fund     Fund
                              7/1/97        7/1/97       7/1/97
                           to 10/31/97   to 10/31/97   to 10/31/97

Investment Activities:
  Net Investment Income...   $   32        $   154     $   807
Net Realized Gain (Loss)
   on Investment..........        1              3          34
Net Unrealized
   Appreciation of
   Investments............      609            890       3,483

Increase in Net Assets
  Resulting From
  Operations..............      642          1,047       4,324

Distributions to
  Shareholders:
   Net Investment Income:
    Trust Class...........      (30)          (142)       (745)
In Excess of Net
    Investment Income
    Trust Class...........       -              -           -
Capital Gains:
    Trust Class...........       -              -           -
In Excess of Capital
    Gains
    Trust Class...........       -              -           -
Total Distributions..           (30)          (142)       (745)

Change in Net Assets......      612            905       3,579

Capital Share Transactions:
    Trust Class
     Proceeds from Shares
      Issued..............   12,730         21,305      92,723

Reinvestment of Cash
      Distributions.......       30            142         745

Cost of Shares
      Redeemed............     (623)          (430)     (8,002)

      Total Trust Class
       Transactions.......   12,137         21,017      85,466

Net Increase (Decrease)
 in Net Assets from
  Capital Share
   Transactions...........   12,137         21,017      85,466
Total Increase
     (Decrease) in Net
     Assets...............   12,749         21,922      89,045

Net Assets:
  Beginning of Period.....      -             -            -

Net Assets:
  End of Period...........  $12,749        $21,922     $89,045

Capital Share Transactions
    Trust Class
     Shares Issued........    1,268          2,127       9,252

 Shares Issued in
       Lieu of Cash
        Distributions.....        3             13          71

 Shares Redeemed.....           (61)           (42)       (772)

  Total Trust Class
       Share Transactions.    1,210          2,098       8,551

Net Increase from Capital
  Share Transactions......    1,210          2,098       8,551


Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                Notes to Financial Statements   CrestFunds, Inc.
                                                October 31, 1997

1.  Organization

CrestFunds, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, management investment company organized as a Maryland corporation. The Company currently has fifteen investment portfolios (individually a Fund and collectively the "Funds"). The Funds offer one or more of three classes of shares, the Trust Class Shares, the Investors Class A Shares and the Investors Class B Shares. The foregoing financial statements relate solely to the Trust Class Shares of the following Funds:

LIFE VISION FUNDS
Life Vision Maximum Growth Portfolio
Life Vision Growth and Income Portfolio
Life Vision Balanced Portfolio

The Funds' prospectus provides a description of each Funds' investment objectives, policies and strategies.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds:

     Security Valuation -- Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discount and premiums are accreted and amortized ratably to maturity and are included in interest income.

     Investments in equity securities held by the Non-Money Market Funds which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sale price if readily available for each equity securities on each business day; other equity securities traded in the over-the-counter markets and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general supervision of the Funds' Directors.

     Federal Income Taxes -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

     Dividends and Distributions to Shareholders -- Distribution from net investment income for the Money Market Funds and Bond Funds are declared daily and paid monthly. Each of the Equity Funds declare and pay dividends from net investment income monthly. Any net realized capital gains will be distributed at least annually for all Funds. Dividends and distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of wash sales losses and post October losses.

     Classes -- Class specific expenses are borne by that class.
Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

     Security Transactions and Investment Income -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

     Repurchase Agreements -- Each Fund, with the exception of Tax Free Money Fund, Virginia Intermediate Municipal Bond Fund, Virginia Municipal Bond Fund, and Maryland Municipal Bond Fund may invest in repurchase agreements. The Funds, through their sub-custodian, receive delivery of the underlying securities, whose market value including interest is required to be at least 102% of the resale price. The Funds' investment advisor, Crestar Asset Management Company, is responsible for determining that the value of these underlying securities remains at least 102% of the resale price. If the seller defaults, the Fund would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the resale price.

     Use of Estimates in the Preparation of Financial Statements -- The Financial Statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements.

3.   Fees and Other Transactions with Affiliates

     Management Fees -- The Company's investment advisor is Crestar Asset Management Company (the "Advisor"), a wholly owned subsidiary of Crestar Bank. Pursuant to an Investment Advisory Agreement, the Advisor is paid for advisory services to each Fund at the annual rate based on the following fee schedule; Maximum Growth Portfolio, Growth and Income Portfolio, and Balanced Portfolio; .25% of each Fund's average daily net assets of each Fund. The Advisor has voluntarily agreed to waive a portion of its fee in order to limit total operating expenses.

     Administration and Distribution Fees -- SEI Fund Resources (the "Administrator"), a Delaware business trust, serves as administrator to the Company. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator. The Administrator provides the Company with administrative services, including fund accounting, and regulatory reporting and is entitled to receive a fee of $40,000 annually for each portfolio. The Administrator has voluntarily agreed to waive its fee for each Fund for a twelve month period following the commencement of operations.

     SEI Investments Distribution Co. (the Distributor), a wholly-owned subsidiary of SEI, serves as distributor of each Fund's shares pursuant to a distribution agreement with the Company.

     Transfer Agent and Custodian Fees -- Crestar Bank serves as each Fund's transfer agent and dividend disbursing agent and is compensated for those services monthly by each Fund at an annual rate of .05% of average daily net assets of each Fund. In addition, Crestar Bank serves as the Company's custodian and is compensated at an annual rate of up to .03% of each Portfolio's average daily net assets.

4.   Investment Transactions

     The cost of security purchases and the proceeds from the sale of securities during the period ended October 31, 1997, for each Portfolio is as follows:

                                     Purchase          Sales
                                      (000)            (000)

     Maximum Growth Portfolio        $ 13,687          1,549
     Growth and Income Portfolio       22,787          1,796
     Balanced Portfolio               103,199         17,861


At October 31, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on securities at October 31, 1997, for each Portfolio is as follows:


                                                        Net
                                                   Appreciation/
                  Appreciation     Depreciation    Depreciation
                    (000)              (000)           (000)

Maximum Growth       $  619            $(10)           $  609
Growth and Income       894              (4)              890
Balanced              3,483              --             3,483

Financial Highlights                                            CrestFunds, Inc.
For the Period Ended October 31, 1997 (Unaudited)


                                                Investment Activities           Distributions
                                   Net      -----------------------------   --------------------      Net                 Net
                                  Asset                   Net Realized                               Asset               Asset,
                                  Value,        Net       and Unrealized        Net                  Value,               End
                                Beginning   Investment     Gain/(Loss)      Investment   Capital      End      Total   of Period
                                of Period     Income     on Investments       Income      Gains    of Period   Return    (000)
----------------------------------------------------------------------------------------------------------------------------------
--------------------------------
Maximum Growth Portfolio
--------------------------------

Trust Class
For the period ended October 31:
1997(1)                          $10.00       0.026           0.533          (0.025)        -        $10.53     5.55     12,749

--------------------------------
Growth and Income Portfolio
--------------------------------

Trust Class
For the period ended October 31:
1997(1)                          $10.00       0.075           0.443          (0.069)        -        $10.45     5.19     21,922

--------------------------------
Balanced Portfolio
--------------------------------

Trust Class
For the period ended October 31:
1997(1)                          $10.00       0.094           0.406          (0.087)        -        $10.41     4.97     89,045



                                                                               Ratio of
                                                 Ratio                      Net Investment
                                              of Expenses      Ratio of         Income
                                   Ratio      to Average    Net Investment    to Average
                                of Expenses   Net Assets        Income        Net Assets    Portfolio
                                to Average     Excluding      to Average      Excluding      Turnover
                                Net Assets    Fee Waivers     Net Assets     Fee Waivers       Rate
-----------------------------------------------------------------------------------------------------
--------------------------------
Maximum Growth Portfolio
--------------------------------

Trust Class
For the period ended October 31:  0.25%*        0.74%*          0.75%*          0.26%*        16.30%
1997(1)

--------------------------------
Growth and Income Portfolio
--------------------------------

Trust Class
For the period ended October 31:  0.25%*        0.59%*          2.14%*           1.8%*        11.01%
1997(1)

--------------------------------
Balanced Portfolio
--------------------------------

Trust Class
For the period ended October 31:  0.25%*        0.42%*          2.71%*          2.54%*        26.24%
1997(1)



Amounts designated as "-" are either $0 or have been rounded to $0.

(1) Commenced operations July 1, 1997.
*    Annualized

CRESTFUNDS, INC.
PART C: OTHER INFORMATION
POST-EFFECTIVE AMENDMENT NO. 26


Item 24. Financial Statements and Exhibits:

(a)  Financial Statements:  None
     Part A-Prospectus:  None
     Part B--Statement of Additional Information:  None

(b)  Additional Exhibits

     1(a)   Articles of Incorporation of the Registrant (filed as
            Exhibit 1 to Registration Statement on Form N-1A
            (File No. 33-4163) and incorporated herein by
            reference).
     1(b)   Articles of Amendment to the Articles of
            Incorporation dated as of July 10, 1992 (filed as
            Exhibit 1(b) to Post-Effective Amendment No. 9 to
            Registration Statement on Form N-1A (File No.
            33-4163) and incorporated herein by reference).
     1(c)   Articles Supplementary to the Articles of
            Incorporation dated as of July 10, 1992 (filed as
            Exhibit 1(c) to Post-Effective Amendment No. 9 to
            Registration Statement on Form N-1A (File No.
            33-4163) and incorporated herein by reference).
     1(d)   Articles Supplementary to the Articles of
            Incorporation dated as of March 28, 1995 (filed as
            Exhibit 1(d) to Post-Effective Amendment No. 18 to
            Registration Statement on Form N-1A (File No.
            33-4163) and incorporated herein by reference).
     1(e)   Articles Supplementary to the Articles of
            Incorporation dated as of February 27, 1996 (filed as
            Exhibit 1(e) to Post-Effective Amendment No. 20 to
            Registration Statement on Form N-1A (File No.
            33-4163) and incorporated herein by reference).
     1(f)   Articles Supplementary to the Articles of
            Incorporation dated as of May 16, 1997 (filed as
            Exhibit 1(f) to Post-Effective Amendment No. 25 to
            Registration Statement on Form N-1A (File No.
            33-4163) and incorporated herein by reference).
     1(g)   Articles Supplementary to the Articles of
            Incorporation dated as of August 7, 1997 (filed as
            Exhibit 1(g) to Post-Effective Amendment No. 25 to
            Registration Statement on Form N-1A (File No.
            33-4163) and incorporated herein by reference).
     2      Copy of amended By-Laws of the Registrant (filed as
            Exhibit 2 to Post-Effective Amendment No. 2 to
            Registration Statement on Form N-1A (File No.
            33-4163) and incorporated herein by reference).
     3      Not applicable.
     4      Form of Certificate for shares of Cash Reserve Fund
            Common Stock of the Registrant (filed as Exhibit 4 to
            Registration Statement on Form N-1A (File No.
            33-4163) and incorporated herein by reference).
            Form of Certificate for shares of U.S. Treasury Fund
            Common Stock of the Registrant (filed as Exhibit 4 to
            Pre-Effective Amendment No. 1 to Registration
            Statement on Form N-1A (File No. 33-3143) and
            incorporated herein by reference).
            Form of Certificate for shares of Tax Free Fund
            Common Stock of the Registrant (filed as Exhibit 4 to
            Post-Effective Amendment No. 4 to Registration
            Statement on Form N-1A (File No. 33-4163) and
            incorporated herein by reference).
     5      Form of revised Investment Advisory Agreement between
            the Registrant and Capitoline Investment Services
            Incorporated filed as Exhibit 5 to Post- Effective
            Amendment No. 8 to Registration Statement on Form
            N-1A (File No. 33- 4163) and incorporated herein by
            reference).
     6(a)   Administration Agreement between the Registrant and
            SEI Financial Management Corporation (filed as
            Exhibit 6(a) to Post-Effective Amendment No. 16 to
            Registration Statement on Form N-1A (File No.
            33-4163) and incorporated herein by reference).
     6(b)   Distribution Agreement between Registrant and SEI
            Financial Services Company (filed as Exhibit 6(b) to
            Post-Effective Amendment No. 17 to Registration
            Statement on Form N-1A (File No. 33-4163) and
            incorporated herein by reference).
     7      Not applicable.
     8(a)   Custodian Agreement between Registrant and Crestar
            Bank (filed as Exhibit 8(a) to Post-Effective
            Amendment No. 9 to Registration Statement on Form
            N-1A (File No. 33-4163) and incorporated herein by
            reference).
     8(b)   Transfer Agency Agreement between Registrant and
            Crestar Bank (filed as Exhibit 8(b) to Post-Effective
            Amendment No. 9 to Registration Statement on Form
            N-1A (File No. 33-4163) and incorporated herein by
            reference).
     9      Not applicable.
     10(c)  Opinion of Hunton & Williams (filed as Exhibit 10(c)
            to Post-Effective Amendment No. 20 to Registration
            Statement on Form N-1A (File No. 33-4163) and
            incorporated herein by reference).
     11(a)  Not applicable.
     12     Not applicable.
     13     Investment representation letter of John Y. Keffer as
            initial purchaser of shares of stock of the
            Registrant (filed as Exhibit 13 to Pre-Effective
            Amendment No. 2 to Registration Statement on Form
            N-1A (File No. 33-4163) and incorporated herein by
            reference).
     14     Not applicable.
     15     Distribution and Service Plans adopted under Rule
            12b-1 by the Registrant on behalf of each series
            (filed as Exhibit 15 to Post-Effective Amendment No.
            9 to Registration Statement on Form N-1A (File No.
            33-4163) and incorporated herein by reference).
     15(a)  Additional Distribution and Service Plans for Cash
            Reserve Fund, U.S. Treasury Money Fund and Tax Free
            Money Fund (filed as Exhibit 15(a) to Post-Effective
            Amendment No. 12 to Registration Statement on Form
            N-1A (File No. 33-4163) and incorporated herein by
            reference).
     15(b)  Amended and Restated Distribution and Service Plan
            Trust Class and Investors Class A (filed as Exhibit
            15(b) to Post-Effective Amendment No. 16 to
            Registration Statement on Form N-1A (File No.
            33-4163) and incorporated herein by reference).
     15(c)  Amended and Restated Distribution and Service Plan
            Investors Class A (filed as Exhibit 15(c) to
            Post-Effective Amendment No. 16 to Registration
            Statement on Form N-1A (File No. 33-4163) and
            incorporated herein by reference).
     15(d)  Investors Class B Distribution and Service Plan
            Contingent Deferred Sales Charge Class (filed as
            Exhibit 15(d) to Post-Effective Amendment No. 16 to
            Registration Statement on Form N-1A (File No.
            33-4163) and incorporated herein by reference).
     16     Schedule for computation of performance quotations
            (filed as Exhibit 16 to Post- Effective Amendment No.
            10 to Registration Statement on Form N-1A (File No.
            33- 4163) and incorporated herein by reference).
     17     Financial Data Schedule

Other Exhibits     Powers of attorney (filed as Other Exhibits to
                   Post-Effective Amendment No. 14 to
                   Registration Statement on Form N-1A (File No.
                   33-4163) and to Post-Effective Amendment No.
                   17 to Registration Statement on Form N-1A
                   (File No. 33-4163) and incorporated herein by reference).
                   Representation letter of Bayshore Funds, Inc.
                   (filed as Other Exhibit to Post- Effective
                   Amendment No. 1 to Registration Statement on
                   Form N-1A (File No. 33- 4163) and incorporated herein by reference).
                   Rule 18f-3 Plan (filed as Other Exhibit to
                   Post-Effective Amendment No. 17 to
                   Registration Statement on Form N-1A (File No.
                   33-4163) and incorporated herein by
                   reference).

Item 25. Persons Controlled by or under Common Control with
Registrant

See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Investments Company, which also controls other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 26. Number of Holders of Securities

The following information is furnished as of December 24, 1997.

Title of Class                                  Record Holders
Trust Class Shares

Cash Reserve Fund........................................1211
U.S. Treasury Money Fund.................................   5
Tax Free Money Fund...................................... 235
Limited Term Bond Fund...................................1044
Intermediate Bond Fund...................................1044
Government Bond Fund.....................................1044
Virginia Municipal Bond Fund............................. 222
Maryland Municipal Bond Fund.............................  76
Virginia Intermediate Municipal Bond Fund................ 223
Value Fund...............................................1470
Capital Appreciation Fund................................1468
Special Equity Fund......................................1264
Balanced Portfolio....................................... 115
Growth & Income Portfolio................................  29
Maximum Growth Portfolio.................................  29


Investor Class A Shares

Cash Reserve Fund........................................ 112
U.S. Treasury Money Fund.................................   0
Tax Free Money Fund......................................   9
Limited Term Bond Fund...................................  83
Intermediate Bond Fund................................... 251
Government Bond Fund.....................................   0
Virginia Municipal Bond Fund.............................   0
Maryland Municipal Bond Fund.............................   0
Virginia Intermediate Municipal Bond Fund................ 283
Value Fund...............................................2734
Capital Appreciation Fund................................1269
Special Equity Fund...................................... 921


Investor Class B Shares

Cash Reserve Fund........................................   5
Government Bond Fund..................................... 104
Virginia Municipal Bond Fund.............................  58
Maryland Municipal Bond Fund.............................  33
Value Fund...............................................1659
Special Equity Fund...................................... 359
Capital Appreciation Fund................................ 136

Item 27. Indemnification:

In accordance with section 2-218 of the General Corporation Law of the State of Maryland, Article EIGHTH of the Registrant's
Articles of Incorporation provides as follows:

     "EIGHTH: To the maximum extent permitted by the General Corporation Law of the State of Maryland as from time to time amended, the Corporation shall indemnify its currently acting and its former directors and officers and those persons who, at the request of the Corporation, serve or have served another corporation, partnership, joint venture, trust or other enterprise in one or more of such capacities."

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registration has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant on the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     In the event that a claim for indemnification is asserted by a director or officer of the Registrant in connection with the securities being registered, the Registrant will not make such indemnification unless (i) the Registrant has submitted, before a court or other body, the question of whether the person to be indemnified was liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties, and has obtained a final decision on the merits that such person was not liable by reason of such conduct or (ii) in the absence of such decision, the Registrant shall have obtained a reasonable determination, based upon a review of the facts, that such person was not liable by virtue of such conduct, by (a) the vote of a majority of directors who are neither interested persons as such term is defined in the Investment Company Act of 1940, nor parties to the proceeding or (b) an independent legal counsel in a written opinion.

     The Registrant will not advance attorneys' fees or other expenses incurred by the person to be indemnified unless the Registrant shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one of the following conditions shall have occurred: (x) such person shall provide security for his undertaking, (y) the Registrant shall be insured against losses arising by reason of any lawful advances or (z) a majority of the disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

Item 28. Business and Other Connections of Investment Adviser and
Investment Sub-Adviser:

Other business, profession, vocation or employment of a substantial nature in which each director or principal officer of Crestar Asset Management Company is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position                              Connection with
with Adviser           Name of Other Company   Other Company
Thomas Dean Hogan      Crestar Bank            Group Executive
Chairman, Director                             Vice President

Ben L. Jones           First Fidelity Bancorp  Chief Investment
President, Director                            Officer

Robert F. Norfleet,    Crestar Bank            Director of
Jr.                                            Client Relations;
Director                                       Prior thereto
                                               Corporate
                                               Executive Vice
                                               President

Linda Flory Rigsby     Crestar Financial       Senior Vice
                       Corporation             President,
                                               Deputy General
                                               Counsel &
                                               Corporate
                                               Secretary
                       Crestar Bank            Senior Vice
                                               President,
                                               Deputy General
                                               Counsel &
                                               Corporate
                                               Secretary


The description of Crestar Asset Management Company under the caption "Adviser" in the Prospectus and Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

Item 29. Principal Underwriters:


     (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co., acts as distributor for:

SEI Daily Income Trust                       July 15, 1982
SEI Liquid Asset Trust                       November 29, 1982
SEI Tax Exempt Trust                         December 3, 1982
SEI Index Funds                              July 10, 1985
SEI Institutional Managed Trust              January 22, 1987
SEI International Trust                      August 30, 1988
The Advisors' Inner Circle Fund              November 14, 1991
The Pillar Funds                             February 28, 1992
CUFUND                                       May 1, 1992
STI Classic Funds                            May 29, 1992
CoreFunds, Inc.                              October 30, 1992
First American Funds, Inc.                   November 1, 1992
First American Investment Funds, Inc.        November 1, 1992
The Arbor Fund                               January 28, 1993
Boston 1784 Funds(R)                         June 1, 1993
The PBHG Funds, Inc.                         July 16, 1993
Marquis Funds(R)                             August 17, 1993
Morgan Grenfell Investment Trust             January 3, 1994
The Achievement Funds Trust                  December 27, 1994
Bishop Street Funds                          January 27, 1995
STI Classic Variable Trust                   August 18, 1995
ARK Funds                                    November 1, 1995
Monitor Funds                                January 11, 1996
FMB Funds, Inc.                              March 1, 1996
SEI Asset Allocation Trust                   April 1, 1996
TIP Funds                                    April 28, 1996
SEI Institutional Investments Trust          June 14, 1996
First American Strategy Funds, Inc.          October 1, 1996
HighMark Funds                               February 15, 1997
Armada Funds                                 March 8, 1997
PBHG Insurance Series Fund, Inc.             April 1, 1997
The Expedition Funds                         June 9, 1997

SEI Investments Distribution Co. provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

     (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B.
Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                    Position and Offices    Positions and Offices
Name                 with Underwriter          with Registrant
Alfred P. West, Jr. Director, Chairman &
                    Chief Executive Officer          -
Henry H. Greer      Director, President &
                    Chief Operating Officer          -
Carmen V. Romeo     Director, Executive Vice
                    President & President-
                    Investment Advisory Group        -
Gilbert L. Beebower Executive Vice President         -
Richard B. Lieb     Executive Vice President,
                    President-Investment
                    Services Division                -
Dennis J. McGonigle Executive Vice President         -
Leo J. Dolan, Jr.   Senior Vice President            -
Carl A. Guarino     Senior Vice President            -
Larry Hutchison     Senior Vice President            -
David G. Lee        Senior Vice President            -
Jack May            Senior Vice President            -
A. Keith McDowell   Senior Vice President            -
Hartland J. McKeown Senior Vice President            -
Barbara J. Moore    Senior Vice President            -
Kevin P. Robins     Senior Vice President,      Vice President
                    General Counsel &           & Assistant
                    Secretary                   Secretary
Robert Wagner       Senior Vice President            -
Patrick K. Walsh    Senior Vice President            -
Robert Aller        Vice President                   -
Marc H. Cahn        Vice President &
                    Assistant Secretary              -
Gordon W. Carpenter Vice President                   -
Todd Cipperman      Vice President &            Vice President
                    Assistant Secretary         & Assistant
                                                Secretary
Robert Crudup       Vice President & Managing
                    Director                         -
Barbara Doyne       Vice President                   -
Jeff Drennen        Vice President                   -
Vic Galef           Vice President & Managing
                    Director                         -
Kathy Heilig        Vice President & Treasurer       -
Michael Kantor      Vice President                   -
Samuel King         Vice President                   -
Kim Kirk            Vice President & Managing
                    Director                         -
John Krzeminski     Vice President & Managing
                    Director                         -
Carolyn McLaurin    Vice President & Managing
                    Director                         -
W. Kelso Morrill    Vice President                   -
Mark Nagle          Vice President                   -
Joanne Nelson       Vice President                   -
Barbara A. Nugent   Vice President &
                    Assistant Secretary              -
Sandra K. Orlow     Vice President &
                    Assistant Secretary              -
Cynthia M. Parrish  Vice President &
                    Assistant Secretary              -
Donald Pepin        Vice President &
                    Managing Director                -
Kim Rainey          Vice President                   -
Robert Redican      Vice President                   -
Maria Rinehart      Vice President                   -
Mark Samuels        Vice President &
                    Managing Director                -
Steve Smith         Vice President                   -
Daniel Spaventa     Vice President                   -
Kathryn L. Stanton  Vice President              Vice President
                    & Assistant Secretary       & Assistant
                                                Secretary
Wayne M. Withrow    Vice President &
                    Managing Director                -
James Dougherty     Director of Brokerage
                    Services                         -

Item 30. Location of Accounts and Records:

Books or other documents required to be maintained by Section
31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

     (a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and
(b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

          Crestar Bank
          919 East Main Street
          Richmond, Virginia 23219

     (b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4);
(2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and
31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

          SEI Fund Resources
          Oaks, PA 19456

     (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers and Sub-
Advisers:

          Crestar Asset Management Company
          919 East Main Street
          Richmond, Virginia 23219

Item 31. Management Services:

None.

Item 32. Undertakings:

The Registrant undertakes for the Fund(s): (1) to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors, when requested to do so by record holders of not less than 10% of its outstanding shares; and (2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2), whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.

The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                          SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 26 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on this 31st day of December, 1997.

                                  CrestFunds(R), Inc.
                                  (formerly Bayshore Funds, Inc.)


                                  By:  /s/ Jesse F. Williams
                                       ---------------------
                                         Jesse F. Williams
                                       Chairman and President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


/s/ Jesse F. Williams     Chairman, President   December 31, 1997
-----------------------   & Director
Jesse F. Williams

/s/ Robert DellaCroce     Controller            December 31, 1997
-----------------------
Robert DellaCroce

          *
________________________  Director              December 31, 1997
John Bruce James, Jr.

          *
________________________  Director              December 31, 1997
Jean L. Oakey

          *
________________________  Director              December 31, 1997
Glen Douglas Pond




*By:  /s/Anthony C.J. Nuland
     ------------------------
      Power of Attorney

                      EXHIBIT INDEX


Name                                 Exhibit
Articles of Incorporation of the
Registrant (filed as Exhibit 1
to Registration Statement on Form
N-1A (File No. 33-4163) and
incorporated herein by reference).     1(a)

Articles of Amendment to the
Articles of Incorporation dated
as of July 10, 1992 (filed as
Exhibit 1(b) to Post-Effective
Amendment No. 9 to Registration
Statement on Form N-1A (File No.
33-4163) and incorporated herein
by reference).                         1(b)

Articles Supplementary to the
Articles of Incorporation dated
as of July 10, 1992 (filed as
Exhibit 1(c) to Post Effective
Amendment No. to Registration
Statement on Form N-1A (File No.
33-4163) and incorporated herein
by reference).                         1(c)

Articles Supplementary to the
Articles of Incorporation dated
as of March 28, 1995 (filed as
Exhibit 1(d) to Post-Effective
Amendment No. 18 to Registration
Statement on Form N-1A (File No.
33-4163) and incorporated herein
by reference).                         1(d)

Articles Supplementary to the
Articles of Incorporation dated
as of February 27, 1996 (filed as
Exhibit 1(e) to Post-Effective
Amendment No. 20 to Registration
Statement on Form N-1A (File No.
33-4163) and incorporated herein
by reference).                         1(e)

Articles Supplementary to the
Articles of Incorporation dated
as of May 16, 1997 (filed as
Exhibit 1(f) to Post-Effective
Amendment No. 25 to Registration
Statement on Form N-1A (File No.
33-4163) and incorporated herein
by reference).                         1(f)

Articles Supplementary to the
Articles of Incorporation dated
as of August 7, 1997 (filed as
Exhibit 1(g) to Post-Effective
Amendment No. 25 to Registration
Statement on Form N-1A (File No.
33-4163) and incorporated herein
by reference)                          1(g)

Copy of amended By-Laws of the
Registrant (filed as Exhibit 2
to Post Effective Amendment No. 2
to Registration Statement on Form
N-1A (File No. 33-4163) and
incorporated herein by reference)      2

Form of Certificate for shares of
Cash Reserve Fund Common Stock of
the Registrant (filed as Exhibit 4
to Registration Statement on Form
N-1A (File No. 33-4163) and
incorporated herein by reference)      4

Form of Certificate for shares of
U.S. Treasury Fund Common Stock of
the Registrant (filed as Exhibit 4
to Pre-Effective Amendment No. 1
to Registration Statement on Form
N-1A (File No. 33-3143) and
incorporated herein by reference)      4

Form of Certificate for shares of
Tax Free Fund Common Stock of the
Registrant (filed as Exhibit 4 to
Post-Effective Amendment No. 4 to
Registration Statement on Form
N-1A (File No. 33-4163) and
incorporated herein by reference)      4

Form of revised Investment
Advisory Agreement between the
Registrant and Capitoline
Investment Services Incorporated
(filed as Exhibit 5 to Post-
Effective Amendment No. 8 to
Registration Statement on Form
N-1A (File No. 33-4163) and
incorporated herein by reference)      5

Administration Agreement between
the Registrant and SEI Financial
Management Corporation (filed as
Exhibit 6(a) to Post-Effective
Amendment No. 16 to Registration
Statement on Form N-1A (File No.
33-4163) and incorporated herein
by reference)                          6(a)

Distribution Agreement between
Registrant and SEI Financial
Services Company (filed as
Exhibit 6(b) to Post-Effective
Amendment No. 17 to Registration
Statement on Form N-1A (File No.
33-4163) and incorporated herein
by reference)                          6(b)

Custodian Agreement between
Registrant and Crestar Bank
(filed as Exhibit 8(a) to Post-
Effective Amendment No. 9 to
Registration Statement on Form
N-1A (File No. 33-4163) and
incorporated herein by reference)      8(a)

Transfer Agency Agreement between
Registrant and Crestar Bank
(filed as Exhibit 8(b) to Post-
Effective Amendment No. 9 to
Registration Statement on Form N-1A
(File No. 33-4163) and incorporated
herein by reference)                   8(b)

Opinion of Hunton & Williams
(filed as Exhibit 10(c) to Post-
Effective Amendment No. 20 to
Registration Statement on Form N-1A
(File No. 33-4163) and incorporated
herein by reference)                  10(c)

Investment representation letter
of John Y. Keffer as initial
purchaser of shares of stock of the
Registrant (filed as Exhibit 13 to
Pre-Effective Amendment No. 2 to
Registration Statement on Form N-1A
(File No. 33-4163) and incorporated
herein by reference)                  13

Distribution and Service Plans
adopted under Rule 12b-1 by the
Registrant on behalf of each
series (filed as Exhibit 15 to
Post-Effective Amendment No. 9 to
Registration Statement on Form
N-1A (File No. 33-4163) and
incorporated herein by reference)     15

Additional Distribution and
Service Plans for Cash Reserve
Fund, U.S. Treasury Money Fund
and Tax Free Money Fund (filed as
Exhibit 15(a) to Post-Effective
Amendment No. 12 to Registration
Statement on Form N-1A (File No.
33-4163) and incorporated herein
by reference)                         15(a)

Amended and Restated Distribution
 and Service Plan Trust Class and
Investors Class A (filed as
Exhibit 15(b) to Post-Effective
Amendment No. 16 to Registration
Statement on Form N-1A (File No.
33-4163) and incorporated herein
by reference)                         15(b)

Amended and Restated Distribution
 and Service Plan Investors Class A
(filed as Exhibit 15(c) to Post-
Effective Amendment No. 16 to
Registration Statement on Form N-1A
(File No. 33-4163) and incorporated
herein by reference)                  15(c)

Investors Class B Distribution and
Service Plan Contingent Deferred
Sales Charge Class (filed as
Exhibit 15(d) to Post-Effective
Amendment No. 16 to Registration
Statement on Form N-1A (File No.
33-4163) and incorporated herein by
reference)                            15(d)

Schedule for computation of
performance quotations (filed as
Exhibit 16 to Post-Effective
Amendment No. 10 to Registration
Statement on Form N-1A (File No.
33-4163) and incorporated herein by
reference)                            16

Financial Data Schedule               17

Powers of attorney (filed as
Other Exhibits to Post-Effective
Amendment No. 14 to Registration
Statement on Form N-1A (File No.
33-4163) and to Post-Effective
Amendment No. 17 to Registration
Statement on Form N-1A (File No.
33-4163) and incorporated herein
by reference)                      Other Exhibits

Representation letter of Bayshore
Funds, Inc. (filed as Other
Exhibit to Post-Effective
Amendment No. 1 to Registration
Statement on Form N-1A (File No.
33-4163) and incorporated herein
by reference)                      Other Exhibits

Rule 18f-3 Plan (filed as Other
Exhibit to Post-Effective
Amendment No. 17 to Registration
Statement on Form N-1A (File No.
33-4163) and incorporated herein
by reference)                      Other Exhibits